COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2015
COMMITMENTS
Schedule of contractual amount of financial instruments with off-balance-sheet risk
	2015		2014
	Fixed	Variable	Fixed	Variable
Loan commitments	$662	$—	$3,128	$—
Unused lines of credit	$5,228	$2,656	$—	$—

Schedule of future minimum lease commitments under the non-cancelable operating leases
Year	Operating Lease
2016	$23
2017	22
2018	22
Total	$67